Trust for Advised Portfolios: Form N-CEN

Attachment for Item G.1.a.i of Form N-CEN

The following non-routine legal proceedings have been filed against Trust for Advised Portfolios ("TAP"), with respect to its series Infinity Q Diversified Alpha Fund ("Fund"):

1.In re Infinity Q Diversified Alpha Fund Securities Litigation; Index Number: 651295/2021 (Part 53) (N.Y. County Commercial Division). This action is a putative securities class action alleging claims under Sections 11, 12 and 15 of the Securities Act of 1933. The named plaintiffs are Andrea Hunter, David Rosenstein, Neil O'Connor, and Schiavi + Company LLC and are alleged shareholders in the Fund. Defendants in the action are TAP, Infinity Q Capital Management, LLC ("IQCM"), Quasar Distributors, LLC ("Quasar"), Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, Scott Lindell, Leonard Potter, James Velissaris, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, and Infinity Q Management Equity, LLC. The stated class period is February 25, 2018 through February 18, 2021. On December 21, 2023, the New York Court fully approved the proposed settlement of the securities class actions against the Fund and other parties. Accordingly, all claims against all defendants in this action have been released, and the case will be dismissed.

2.In re Infinity Q Diversified Alpha Fund and Infinity Q Volatility Alpha Fund, L.P. Securities Litigation; Case Number: 1:21-cv-0147 (E.D.N.Y.). This action is a putative securities class action alleging claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 11, 12(a) and 15 of the Securities Act of 1933. The named plaintiffs are (i) Liang Yang, an alleged shareholder in the Fund; (ii) Schiavi + Company LLC ("S+C"), an investment advisor seeking to recover damages on behalf of itself and its client accounts on whose behalf S+C invested in the Fund during the class period; and (iii) Dominus Multimanager Fund, Ltd., an entity that invested in Infinity Q Volatility Alpha Offshore Fund, Ltd. during the class period. Defendants are TAP, IQCM, Infinity Q Management Equity, LLC, Infinity Q Volatility Alpha Offshore Fund, Ltd., Infinity Q Volatility Alpha Fund, L.P., Quasar, EisnerAmper LLP, U.S. Bancorp Fund Services, LLC ("USBFS"), Bonderman Family Limited Partnership, LP, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Leonard Potter, Scott Lindell, and James Velissaris. The stated class period is December 21, 2018 through February 22, 2021. On December 21, 2023, the New York Court approved the proposed settlement of the securities class actions against the Fund and other parties, including this action. Accordingly, on February 15, 2024, the federal court dismissed this action with prejudice.

3.Oak Financial Group, Inc. v. Infinity Q Diversified Alpha Fund, et al.; Case Number: 1:21-cv-03249 (E.D.N.Y.). This action alleges claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Sections 11, 12(a) and 15 of the Securities Act of 1933, as well as common law fraud under New York law. The plaintiff is Oak Financial Group, Inc. ("Oak Financial") which is an investment advisor seeking to recover damages on behalf of 257 of its client accounts on whose behalf Oak Financial invested in the Fund between October 27, 2015 and August 2020. Defendants are the Fund, TAP, IQCM, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, James Velissaris, Leonard Potter, Scott Lindell, Quasar, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, Infinity Q Management Equity, LLC, and USBFS.

4.Todd Rowan v. Infinity Q Capital Management, LLC, et al., Index No. 2022-0176 (Delaware Chancery Court). This shareholder derivative action filed on February 23, 2022 asserts claims for breach of fiduciary duty and breach of contract. The plaintiff is Todd Rowan, a shareholder in the Fund. Defendants are IQCM, USBFS, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Brian S. Ferrie, Wan-Chong Kung, Christopher E. Kashmerick, Steven J. Jensen, Russell B. Simon, and Scott A. Resnick. On February 16, 2023, plaintiff Rowan filed an Amended Complaint removing IQCM as a defendant and adding EisnerAmper LLP and Andrew Calamari as defendants. On November 21, 2023, the Court granted a stipulation dismissing the Rowan action with prejudice as against Mr. Calamari and without prejudice as against all other defendants.

5.Dominus Multimanager Fund, Ltd., et al. v. Infinity Q Capital Management LLC et al., Index Number: 652906/2022 (N.Y. County Commercial Division). This action is a putative securities class action alleging claims for common law fraud, fraudulent inducement, fraudulent concealment, negligence, negligent misrepresentation, unjust enrichment, and aiding and abetting. The initiating plaintiff is Dominus Multimanager Fund, Ltd., an entity that invested in Infinity Q Volatility Alpha Offshore Fund, Ltd. during the stated class period. Defendants in the action are TAP, IQCM, Infinity Q Volatility Alpha Fund, L.P., Infinity Q Volatility Alpha Offshore Fund, Ltd., Quasar, USBFS, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, Scott Lindell, Leonard Potter, James Velissaris, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, and Infinity Q Management Equity, LLC. The stated class period is February 1, 2017 through February 22, 2021. On December 21, 2023, the New York Court fully approved the proposed settlement of the securities class actions against the Fund and other parties. Accordingly, all claims in this action against all defendants have been released, and the case will be dismissed.

6.The Glenmede Trust Company, N.A. v. Infinity Q Capital Management LLC, et al., Index Number 160830/2022 (N.Y. County Commercial Division). This action alleges claims under Sections 11, 12(a) and 15 of the Securities Act of 1933, brought by a plaintiff opting out of the settlement agreement that seeks to resolve the state and federal putative securities class actions. The initiating plaintiff is The Glenmede Trust Company, N.A., a shareholder in the Fund. Defendants in the action are TAP, IQCM, Quasar, USBFS, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, Scott Lindell, Leonard Potter, James Velissaris, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, Infinity Q Management Equity, LLC, and USBFS.

7.Flint Hills Diversified Strategies L.P., et al. v. Infinity Q Capital Management LLC, et al., Index Number 160964/2022 (N.Y. County Commercial Division). This action alleges claims under Sections 11, 12(a) and 15 of the Securities Act of 1933, brought by several plaintiffs opting out of the settlement agreement that seeks to resolve the state and federal putative securities class actions. The plaintiffs are shareholders in the Fund. Defendants in the action are TAP, IQCM, Quasar, USBFS, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, Scott Lindell, Leonard Potter, James Velissaris, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, Infinity Q Management Equity, LLC, and USBFS.

8.Carson Family 2013 Dynasty Trust, et al. v. Infinity Q Capital Management LLC, et al., Index Number 160834/2022 (N.Y. County Commercial Division). This action alleges claims under Sections 11, 12(a) and 15 of the Securities Act of 1933, brought by a plaintiff opting out of the settlement agreement that seeks to resolve the state and federal putative securities class actions. The plaintiffs are shareholders in the Fund. Defendants in the action are TAP, IQCM, Quasar, USBFS, Christopher E. Kashmerick, John C. Chrystal, Albert J. DiUlio, S.J., Harry E. Resis, Russell B. Simon, Steven J. Jensen, Scott Lindell, Leonard Potter, James Velissaris, EisnerAmper LLP, Bonderman Family Limited Partnership, LP, Infinity Q Management Equity, LLC, and USBFS.

9.Securities and Exchange Commission v. Infinity Q Diversified Alpha Fund; Case Number: 1:22-cv- 9608 (S.D.N.Y.). This action was brought by the Securities and Exchange Commission ("SEC") against the Fund for alleged violations of Rule 22c-1, 17 C.F.R. § 270.22c-1, promulgated under the Investment Company Act of 1940, 15 U.S.C. § 80(a)-22(c). The action seeks to enjoin the Fund from future violations and seeks to appoint a special master to oversee the distribution process. The Court appointed a Special Master to oversee the Fund's special reserve and any distributions from the Fund.

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